Cover page Entities	Nov. 04, 2019
Entity Information [Line Items]
Entity Registrant Name	THE HARTFORD FINANCIAL SERVICES GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13958
Entity Tax Identification Number	13-3317783
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false